TRANSAMERICA FUNDS

Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Transamerica Balanced II

Transamerica Government Money Market

Transamerica High Quality Bond

Transamerica High Yield Bond Fund

Transamerica Inflation-Protected Securities

Transamerica Intermediate Bond

Transamerica International Equity

Transamerica Large Core

Transamerica Large Growth

Transamerica Large Value Opportunities

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica Small Cap Core

Transamerica Small Cap Growth

Transamerica Small Cap Value

Transamerica Stock Index

(each a “Destination Fund”)

Supplement to the Class R, Class R4 and Class I3 Prospectus and Statement of Additional Information dated November 11, 2016

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The share classes of each Destination Fund listed on the attached Appendix are not currently available for purchase. It is anticipated that the respective share classes of each Destination Fund will be available for purchase following the proposed reorganization of each fund/portfolio identified on the attached Appendix as a “Target Fund” into the corresponding share classes of the Destination Fund as set forth on the Appendix.

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Investors Should Retain this Supplement for Future Reference

November 15, 2016

Appendix

Target Fund	Destination Fund and Share Classes
Transamerica Asset Allocation - Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R
Transamerica Institutional Asset Allocation - Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4
Transamerica Asset Allocation – Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4

Transamerica Asset Allocation - Long Horizon	Transamerica Asset Allocation Long Horizon Class R
Transamerica Institutional Asset Allocation - Long Horizon	Transamerica Asset Allocation Long Horizon Class R4
Transamerica Asset Allocation – Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R4

Transamerica Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon Class R
Transamerica Institutional Asset Allocation - Short Horizon	Transamerica Asset Allocation Short Horizon Class R4

Transamerica Partners Balanced	Transamerica Balanced II Class R
Transamerica Partners Institutional Balanced	Transamerica Balanced II Class R4
Transamerica Partners Balanced Portfolio	Transamerica Balanced II Class I3

Transamerica Partners Government Money Market	Transamerica Government Money Market Class R
Transamerica Partners Institutional Government Money Market	Transamerica Government Money Market Class R4
Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market Class I3

Transamerica Partners High Quality Bond	Transamerica High Quality Bond Class R
Transamerica Partners Institutional High Quality Bond	Transamerica High Quality Bond Class R4
Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond Class I3

Transamerica Partners High Yield Bond	Transamerica High Yield Bond Class R
Transamerica Partners Institutional High Yield Bond	Transamerica High Yield Bond Class R4
Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond Class I3

Target Fund	Destination Fund and Share Classes
Transamerica Partners Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R
Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R4
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities Class I3

Transamerica Partners Core Bond	Transamerica Intermediate Bond Class R
Transamerica Partners Institutional Core Bond	Transamerica Intermediate Bond Class R4
Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond Class I3

Transamerica Partners International Equity	Transamerica International Equity Class R
Transamerica Partners Institutional International Equity	Transamerica International Equity Class R4
Transamerica Partners International Equity Portfolio	Transamerica International Equity Class I3

Transamerica Partners Large Core	Transamerica Large Core Class R
Transamerica Partners Institutional Large Core	Transamerica Large Core Class R4
Transamerica Partners Large Core Portfolio	Transamerica Large Core Class I3

Transamerica Partners Large Growth	Transamerica Large Growth Class R
Transamerica Partners Institutional Large Growth	Transamerica Large Growth Class R4
Transamerica Partners Large Growth Portfolio	Transamerica Large Growth Class I3

Transamerica Partners Large Value	Transamerica Large Value Opportunities Class R
Transamerica Partners Institutional Large Value	Transamerica Large Value Opportunities Class R4
Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities Class I3

Transamerica Partners Mid Growth	Transamerica Mid Cap Growth Class R
Transamerica Partners Institutional Mid Growth	Transamerica Mid Cap Growth Class R4
Transamerica Partners Mid Growth Portfolio	Transamerica Mid Cap Growth Class I3

Transamerica Partners Mid Value	Transamerica Mid Cap Value Opportunities Class R
Transamerica Partners Institutional Mid Value	Transamerica Mid Cap Value Opportunities Class R4
Transamerica Partners Mid Value Portfolio	Transamerica Mid Cap Value Opportunities Class I3

Target Fund	Destination Fund and Share Classes
Transamerica Partners Small Core	Transamerica Small Cap Core Class R
Transamerica Partners Institutional Small Core	Transamerica Small Cap Core Class R4
Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core Class I3

Transamerica Partners Small Growth	Transamerica Small Cap Growth Class R
Transamerica Partners Institutional Small Growth	Transamerica Small Cap Growth Class R4
Transamerica Partners Small Growth Portfolio	Transamerica Small Cap Growth Class I3

Transamerica Partners Small Value	Transamerica Small Cap Value Class R
Transamerica Partners Institutional Small Value	Transamerica Small Cap Value Class R4
Transamerica Partners Small Value Portfolio	Transamerica Small Cap Value Class I3

Transamerica Partners Stock Index	Transamerica Stock Index Class R
Transamerica Partners Institutional Stock Index	Transamerica Stock Index Class R4